Overlay Shares Municipal Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares National Muni Bond ETF(a)(f)		211,605	$22,375,112
TOTAL EXCHANGE TRADED FUNDS (Cost $23,479,404)			22,375,112

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	4,749,759	9	720
Expiration: 06/03/2024; Exercise Price: $5,175.00(g)	4,749,759	9	225
Expiration: 06/07/2024; Exercise Price: $5,175.00(g)	5,277,510	10	3,750
Expiration: 06/14/2024; Exercise Price: $5,150.00(g)	4,749,759	9	10,035
Total Put Options			14,730
TOTAL PURCHASED OPTIONS (Cost $46,661)			14,730

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)		Shares
First American Government Obligations Fund - Class X, 5.24%(e)		7,211	7,211
TOTAL SHORT-TERM INVESTMENTS (Cost $7,211)			7,211

TOTAL INVESTMENTS - 100.0% (Cost $23,533,276)			$22,397,053
Other Assets in Excess of Liabilities - 0.0%(d)			642
TOTAL NET ASSETS - 100.0%			$22,397,695

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $14,022,499.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Municipal Bond ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(4,749,759)	(9)	$(7,920)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(5,277,510)	(10)	(24,000)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(4,749,759)	(9)	(16,785)
Total Put Options			(48,705)
TOTAL WRITTEN OPTIONS (Premiums received $93,558)			(48,705)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Municipal Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$22,375,112	$–	$–	$22,375,112
Purchased Options	720	14,010	–	14,730
Money Market Funds	7,211	–	–	7,211
Total Investments	$22,383,043	$14,010	$–	$22,397,053

Liabilities:
Investments:
Written Options	$–	$(48,705)	$–	$(48,705)
Total Investments	$–	$(48,705)	$–	$(48,705)